Summary of Major Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2011
Summary of Major Accounting Policies [Abstract]
Schedule of property, plant and equipment
Property and equipment consists of (in millions):

	2011	2010
Land and land improvements
Owned locations	$3,209	$3,135
Distribution centers	96	103
Other locations	240	233
Buildings and building improvements
Owned locations	3,651	3,442
Leased locations (leasehold improvements only)	1,235	1,099
Distribution centers	596	592
Other locations	372	343
Equipment
Locations	4,468	4,126
Distribution centers	1,098	1,106
Other locations	423	410
Capitalized system development costs	328	333
Capital lease properties	118	97
	15,834	15,019
Less: accumulated depreciation and amortization	4,308	3,835
	$11,526	$11,184